DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 11, 2020	Dec. 31, 2019
Technology Inc. (3)	$ 600,000		$ 750,000
Due to related partis	$ 751,703	$ 91,951		$ 93,852
Ordinary shares	152,284
Mr. Jun Wang [Member]
Due to related partis	$ 0	0		88,941
Class A common stock rate	33.80%
Mr. Yang Wang [Member]
Due to related partis	$ 151,703	$ 91,951		$ 4,911
Class A common stock rate	21.14%